UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

QUARTERLY REPORT

August 31, 2011

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 95.8%
U.S. Bonds – 88.0%
Agency - Other – 13.9%
Financing Corp., 10.7%, 2017	$4,095,000	$6,150,082
Financing Corp., 9.4%, 2018	3,085,000	4,440,546
Financing Corp., 9.8%, 2018	4,350,000	6,425,685
Financing Corp., 10.35%, 2018	6,820,000	10,455,837
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,484,005

		$31,956,155

Asset-Backed & Securitized – 4.4%
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	$1,000,000	$1,078,889
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,246,661
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,646	1,452,794
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	534,717
CWCapital LLC, 5.223%, 2048	1,000,000	1,065,073
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	1,058,993
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,000,000	1,057,166
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.185%, 2051	754,902	801,902
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013 (z)	1,819,000	1,747,422

		$10,043,617

Cable TV – 0.5%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,266,188

Chemicals – 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$649,692

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$739,839

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$30,000	$39,135

Food & Beverages – 0.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$750,000	$987,101
Kraft Foods, Inc., 6.125%, 2018	960,000	1,141,351

		$2,128,452

Local Authorities – 1.3%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$646,236
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	41,329
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	1,818,927
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	488,322

		$2,994,814

Major Banks – 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$192,036
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	757,441

		$949,477

Mortgage-Backed – 38.7%
Fannie Mae, 4.719%, 2012	$96,776	$98,882
Fannie Mae, 4.542%, 2013	928,136	963,262
Fannie Mae, 5%, 2013 - 2040	4,041,068	4,326,615
Fannie Mae, 5.06%, 2013	366,689	375,150
Fannie Mae, 5.37%, 2013	970,564	1,004,219
Fannie Mae, 4.77%, 2014	452,597	487,595

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.842%, 2014	2,595,338	$2,787,068
Fannie Mae, 5.1%, 2014	490,962	532,990
Fannie Mae, 4.7%, 2015	446,856	486,704
Fannie Mae, 4.74%, 2015	363,250	397,051
Fannie Mae, 4.78%, 2015	506,795	556,666
Fannie Mae, 4.815%, 2015	534,213	585,644
Fannie Mae, 4.82%, 2015	900,302	980,934
Fannie Mae, 4.85%, 2015	319,278	348,186
Fannie Mae, 4.86%, 2015	147,071	160,040
Fannie Mae, 4.87%, 2015	337,896	370,249
Fannie Mae, 4.89%, 2015	378,855	414,048
Fannie Mae, 5.465%, 2015	838,048	934,683
Fannie Mae, 5.09%, 2016	500,000	558,096
Fannie Mae, 5.424%, 2016	737,796	826,332
Fannie Mae, 5.845%, 2016	306,423	335,786
Fannie Mae, 6.5%, 2016 - 2037	3,483,482	3,952,987
Fannie Mae, 5.05%, 2017	514,380	574,515
Fannie Mae, 5.3%, 2017	565,154	635,111
Fannie Mae, 5.5%, 2017 - 2037	24,845,961	27,339,146
Fannie Mae, 6%, 2017 - 2037	7,097,829	7,884,583
Fannie Mae, 4.88%, 2020	259,776	285,390
Fannie Mae, 4.5%, 2041	1,818,629	1,931,842
Freddie Mac, 5%, 2016 - 2040	9,396,393	10,150,208
Freddie Mac, 6%, 2021 - 2038	3,531,916	3,942,575
Freddie Mac, 4.5%, 2024	809,929	863,184
Freddie Mac, 5.5%, 2024 - 2036	5,362,604	5,894,503
Freddie Mac, 6.5%, 2037	1,090,193	1,232,481
Ginnie Mae, 5.5%, 2033 - 2038	4,276,324	4,795,396
Ginnie Mae, 5.612%, 2058	1,060,397	1,131,135
Ginnie Mae, 6.357%, 2058	896,445	967,811

		$89,111,067

Municipals – 0.6%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$1,090,000	$1,341,191

Natural Gas - Pipeline – 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$21,000	$24,264
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,181,223

		$1,205,487

Network & Telecom – 0.3%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$608,188

Other Banks & Diversified Financials – 0.5%
Capital One Financial Corp., 8.8%, 2019	$280,000	$345,745
Citigroup, Inc., 8.5%, 2019	94,000	114,894
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	675,000

		$1,135,639

Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$1,000,000	$1,077,500

Real Estate – 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$855,350

Retailers – 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$879,099

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Tobacco – 0.8%
Altria Group, Inc., 9.7%, 2018	$500,000	$660,810
Altria Group, Inc., 9.25%, 2019	250,000	330,301
Lorillard Tobacco Co., 8.125%, 2019	796,000	956,613

		$1,947,724

U.S. Government Agencies and Equivalents – 2.6%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,990,468
Small Business Administration, 6.35%, 2021	459,863	505,985
Small Business Administration, 6.34%, 2021	398,936	439,326
Small Business Administration, 6.44%, 2021	416,481	459,762
Small Business Administration, 6.625%, 2021	490,504	543,463
Small Business Administration, 5.52%, 2024	734,858	795,784
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,038,000	1,046,448
U.S. Department of Housing & Urban Development, 6.59%, 2016	299,000	300,732

		$6,081,968

U.S. Treasury Obligations – 20.7%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$1,870,409
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,432,500
U.S. Treasury Bonds, 4.375%, 2038	6,580,000	7,554,663
U.S. Treasury Bonds, 4.5%, 2039	3,183,100	3,718,259
U.S. Treasury Notes, 1.375%, 2013	4,711,000	4,788,656
U.S. Treasury Notes, 4%, 2015	4,140,000	4,641,329
U.S. Treasury Notes, 2.625%, 2016	4,499,000	4,866,303
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	4,076,066
U.S. Treasury Notes, 2.625%, 2018	702,000	754,650
U.S. Treasury Notes, 2.75%, 2019	6,894,000	7,437,978
U.S. Treasury Notes, 3.125%, 2019	2,834,000	3,129,799
U.S. Treasury Notes, 3.5%, 2020	2,084,000	2,345,646

		$47,616,258

Total U.S. Bonds		$202,626,840

Foreign Bonds – 7.8%
Brazil – 2.3%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$111,000
Banco do Brasil S.A., 5.875%, 2022 (n)	1,231,000	1,234,078
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	253,000
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	542,688
Federative Republic of Brazil, 11%, 2040	183,000	251,442
Federative Republic of Brazil, 5.625%, 2041	323,000	360,145
Net Servicos de Comunicacao S.A., 7.5%, 2020	226,000	262,725
Petrobras International Finance Co., 5.375%, 2021	1,157,000	1,239,147
Petrobras International Finance Co., 7.875%, 2019	453,000	550,848
Vale Overseas Ltd., 6.875%, 2039	165,000	188,876
Vale Overseas Ltd., 4.625%, 2020	104,000	106,271
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	130,781

		$5,231,001

Canada – 0.9%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,221,084
Talisman Energy, Inc., 7.75%, 2019	650,000	817,164

		$2,038,248

Chile – 0.4%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$209,000	$210,283

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – continued
Empresa Nacional del Petroleo, 6.25%, 2019	$214,000	$238,193
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	471,676

		$920,152

China – 0.1%
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	$226,000	$228,965

Iceland – 0.3%
Republic of Iceland, 4.875%, 2016 (n)	$804,000	$793,552

Italy – 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$162,954

Kazakhstan – 0.3%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$646,000	$665,380

Luxembourg – 0.0%
ArcelorMittal, 9.85%, 2019	$33,000	$40,376

Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$493,883

Mexico – 0.5%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$178,077
Petroleos Mexicanos, 8%, 2019	228,000	287,622
Petroleos Mexicanos, 6%, 2020	404,000	458,136
Petroleos Mexicanos, 5.5%, 2021	100,000	108,850
Petroleos Mexicanos, 5.5%, 2021 (n)	30,000	32,655

		$1,065,340

Peru – 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$267,300
Southern Copper Corp., 6.75%, 2040	117,000	123,559

		$390,859

Poland – 0.0%
Republic of Poland, 5.125%, 2021	$92,000	$95,680

Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$83,855

Russia – 1.5%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$570,716
LUKOIL International Finance B.V., 6.125%, 2020 (n)	810,000	828,687
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	447,000	439,669
SCF Capital Ltd., 5.375%, 2017 (n)	447,000	439,178
VEB Finance Ltd., 6.902%, 2020 (n)	593,000	641,152
VTB Capital S.A., 6.465%, 2015 (n)	154,000	160,930
VTB Capital S.A., 6.551%, 2020 (n)	395,000	397,449

		$3,477,781

South Africa – 0.7%
Gold Fields Ltd., 4.875%, 2020 (n)	$964,000	$919,483
Myriad International Holdings B.V., 6.375%, 2017 (n)	174,000	187,050
Republic of South Africa, 5.5%, 2020	140,000	159,530
Republic of South Africa, 6.25%, 2041	344,000	404,200

		$1,670,263

United Kingdom – 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$611,190

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Total Foreign Bonds		$17,969,479

Total Bonds		$220,596,319

Money Market Funds (v) – 3.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	8,381,670	$8,381,670

Total Investments		$228,977,989

Other Assets, Less Liabilities – 0.6%		1,384,572

Net Assets – 100.0%		$230,362,561

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,033,505 representing 3.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013	12/06/04	$1,861,645	$1,747,422

% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$85,654,381	$—	$85,654,381
Non-U.S. Sovereign Debt	—	11,813,748	—	11,813,748
Municipal Bonds	—	1,341,191	—	1,341,191
Corporate Bonds	—	16,476,584	—	16,476,584
Residential Mortgage-Backed Securities	—	89,111,067	—	89,111,067
Commercial Mortgage-Backed Securities	—	10,043,617	—	10,043,617
Foreign Bonds	—	6,155,731	—	6,155,731
Mutual Funds	8,381,670	—	—	8,381,670

Total Investments	$8,381,670	$220,596,319	$—	$228,977,989

Other Financial Instruments
Futures	$42,874	$—	$—	$42,874

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$210,084,212

Gross unrealized appreciation	$19,428,227
Gross unrealized depreciation	(534,450)

Net unrealized appreciation (depreciation)	$18,893,777

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 8/31/11

Futures Contracts outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	67	$8,645,094	December-2011	$812
U.S. Treasury Bond 30 yr (Short)	USD	47	6,393,469	December-2011	42,062

					$42,874

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,478,377	38,062,185	(34,158,892)	8,381,670

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,567	$8,381,670

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.